Quarterly Holdings Report
for

Fidelity® Specialized High Income Central Fund

November 30, 2019

SHI-QTLY-0120
1.824030.114

Schedule of Investments November 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 90.0%
	Principal Amount	Value
Convertible Bonds - 0.5%
Broadcasting - 0.5%
DISH Network Corp.:
2.375% 3/15/24	$1,930,000	$1,742,433
3.375% 8/15/26	1,030,000	971,419
		2,713,852
Nonconvertible Bonds - 89.5%
Aerospace - 2.6%
BBA U.S. Holdings, Inc. 5.375% 5/1/26 (a)	4,029,000	4,236,413
Bombardier, Inc. 6.125% 1/15/23 (a)	500,000	506,955
BWX Technologies, Inc. 5.375% 7/15/26 (a)	4,647,000	4,902,585
TransDigm, Inc. 6.25% 3/15/26 (a)	3,228,000	3,466,065
		13,112,018
Air Transportation - 0.8%
Aercap Global Aviation Trust 6.5% 6/15/45 (a)(b)	3,709,000	4,070,628
Banks & Thrifts - 2.1%
Ally Financial, Inc.:
3.875% 5/21/24	959,000	996,564
5.125% 9/30/24	3,430,000	3,768,713
5.75% 11/20/25	5,227,000	5,756,234
		10,521,511
Broadcasting - 1.4%
Sirius XM Radio, Inc.:
4.625% 7/15/24 (a)	1,873,000	1,961,968
5% 8/1/27 (a)	2,160,000	2,273,400
5.375% 7/15/26 (a)	2,525,000	2,667,031
		6,902,399
Cable/Satellite TV - 6.6%
CCO Holdings LLC/CCO Holdings Capital Corp.:
5% 2/1/28 (a)	4,214,000	4,435,235
5.125% 5/1/27 (a)	3,001,000	3,181,060
5.375% 5/1/25 (a)	3,607,000	3,733,245
5.5% 5/1/26 (a)	2,557,000	2,697,635
5.75% 2/15/26 (a)	1,132,000	1,195,630
5.875% 5/1/27 (a)	1,803,000	1,920,195
CSC Holdings LLC:
5.375% 7/15/23 (a)	3,257,000	3,342,496
5.5% 5/15/26 (a)	1,302,000	1,375,446
5.5% 4/15/27 (a)	2,461,000	2,617,889
DISH DBS Corp. 5.875% 11/15/24	1,652,000	1,649,935
Virgin Media Secured Finance PLC 5.5% 8/15/26 (a)	1,836,000	1,930,058
Ziggo B.V. 5.5% 1/15/27 (a)	5,308,000	5,620,110
		33,698,934
Capital Goods - 0.7%
AECOM 5.875% 10/15/24	3,274,000	3,576,845
Chemicals - 3.9%
CF Industries Holdings, Inc. 5.15% 3/15/34	2,243,000	2,444,870
OCI NV 6.625% 4/15/23 (a)	2,467,000	2,571,848
Olin Corp.:
5% 2/1/30	1,854,000	1,840,095
5.125% 9/15/27	2,525,000	2,619,688
The Chemours Co. LLC:
5.375% 5/15/27	2,885,000	2,423,400
7% 5/15/25	2,121,000	1,961,925
Valvoline, Inc. 4.375% 8/15/25	2,532,000	2,588,970
W. R. Grace & Co.-Conn. 5.625% 10/1/24 (a)	3,246,000	3,530,025
		19,980,821
Containers - 1.6%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 6% 2/15/25 (a)	870,000	913,500
Crown Americas LLC/Crown Americas Capital Corp. V 4.25% 9/30/26	2,654,000	2,746,890
OI European Group BV 4% 3/15/23 (a)	2,784,000	2,777,040
Owens-Brockway Glass Container, Inc. 5.375% 1/15/25 (a)	649,000	657,113
Silgan Holdings, Inc. 4.75% 3/15/25	765,000	782,213
		7,876,756
Diversified Financial Services - 9.4%
Crown Americas LLC/Crown Americas Capital Corp. IV 4.75% 2/1/26	902,000	945,973
FLY Leasing Ltd.:
5.25% 10/15/24	3,000,000	3,093,750
6.375% 10/15/21	1,201,000	1,222,018
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.875% 2/1/22	9,234,000	9,286,911
6.25% 2/1/22	2,236,000	2,280,720
6.25% 5/15/26	1,389,000	1,477,549
6.375% 12/15/25	1,003,000	1,060,673
6.75% 2/1/24	534,000	555,360
MSCI, Inc.:
4.75% 8/1/26 (a)	830,000	871,500
5.375% 5/15/27 (a)	1,713,000	1,835,051
Navient Corp.:
5.5% 1/25/23	2,067,000	2,178,101
5.875% 10/25/24	188,000	200,220
6.125% 3/25/24	541,000	577,518
6.5% 6/15/22	899,000	974,983
6.625% 7/26/21	2,525,000	2,676,525
6.75% 6/15/26	1,569,000	1,678,956
7.25% 1/25/22	974,000	1,056,790
7.25% 9/25/23	3,224,000	3,578,640
Park Aerospace Holdings Ltd.:
4.5% 3/15/23 (a)	1,201,000	1,257,687
5.5% 2/15/24 (a)	2,972,000	3,252,557
Quicken Loans, Inc. 5.25% 1/15/28 (a)	3,888,000	4,056,953
Springleaf Finance Corp.:
6.875% 3/15/25	2,420,000	2,763,713
7.125% 3/15/26	624,000	719,160
		47,601,308
Diversified Media - 0.9%
Nielsen Co. SARL (Luxembourg) 5% 2/1/25 (a)	3,150,000	3,161,813
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (a)	1,435,000	1,443,969
		4,605,782
Electric Utilities No Longer Use - 0.5%
Clearway Energy Operating LLC 5.75% 10/15/25	862,000	905,100
NextEra Energy Partners LP 4.25% 9/15/24 (a)	1,594,000	1,637,835
		2,542,935
Energy - 12.2%
Cheniere Corpus Christi Holdings LLC:
5.875% 3/31/25	1,421,000	1,588,252
7% 6/30/24	2,024,000	2,322,216
Cheniere Energy Partners LP:
5.25% 10/1/25	7,220,000	7,436,600
5.625% 10/1/26	1,890,000	1,989,187
Consolidated Energy Finance SA 3 month U.S. LIBOR + 3.750% 5.8685% 6/15/22 (a)(b)(c)	699,000	692,046
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.75% 4/1/25	4,324,000	4,346,917
6.25% 4/1/23	1,940,000	1,944,850
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22	2,320,000	2,349,000
DCP Midstream Operating LP 5.375% 7/15/25	4,155,000	4,424,992
Denbury Resources, Inc.:
7.75% 2/15/24 (a)	1,885,000	1,401,969
9.25% 3/31/22 (a)	175,000	144,813
EQT Corp. 3.9% 10/1/27	1,500,000	1,307,160
Hess Infrastructure Partners LP 5.625% 2/15/26 (a)	3,477,000	3,616,080
Hess Midstream Partners LP 5.125% 6/15/28 (a)(d)	570,000	576,555
Hilcorp Energy I LP/Hilcorp Finance Co. 5% 12/1/24 (a)	2,031,000	1,808,382
Nabors Industries, Inc. 5.5% 1/15/23	930,000	818,400
Parsley Energy LLC/Parsley 5.25% 8/15/25 (a)	4,461,000	4,529,343
Range Resources Corp.:
4.875% 5/15/25	1,263,000	1,029,345
5% 3/15/23	570,000	495,188
Semgroup Corp. / Rose Rock Finance 5.625% 11/15/23	1,443,000	1,479,075
Summit Midstream Holdings LLC:
5.5% 8/15/22	2,150,000	1,859,750
5.75% 4/15/25	1,478,000	1,115,890
Sunoco LP/Sunoco Finance Corp. 5.5% 2/15/26	3,028,000	3,130,195
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23	3,924,000	3,958,335
5.125% 2/1/25	2,467,000	2,534,596
5.375% 2/1/27	332,000	337,810
TerraForm Power Operating LLC:
4.25% 1/31/23 (a)	552,000	561,431
5% 1/31/28 (a)	2,624,000	2,727,333
Viper Energy Partners LP 5.375% 11/1/27 (a)	1,200,000	1,247,952
		61,773,662
Environmental - 0.4%
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (a)	1,800,000	1,814,256
Food/Beverage/Tobacco - 5.0%
C&S Group Enterprises LLC 5.375% 7/15/22 (a)	2,359,000	2,382,590
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (a)	6,789,000	7,043,588
5.875% 7/15/24 (a)	6,301,000	6,496,331
6.75% 2/15/28 (a)	696,000	768,140
JBS U.S.A. Lux SA / JBS Food Co.:
5.5% 1/15/30 (a)	1,660,000	1,769,975
6.5% 4/15/29 (a)	1,749,000	1,937,018
Lamb Weston Holdings, Inc.:
4.625% 11/1/24 (a)	1,443,000	1,524,169
4.875% 11/1/26 (a)	956,000	1,010,970
Vector Group Ltd. 6.125% 2/1/25 (a)	2,291,000	2,190,769
		25,123,550
Gaming - 4.8%
Caesars Resort Collection LLC 5.25% 10/15/25 (a)	2,164,000	2,236,407
GLP Capital LP/GLP Financing II, Inc. 5.25% 6/1/25	1,259,000	1,381,790
MCE Finance Ltd. 4.875% 6/6/25 (a)	1,940,000	1,980,386
MGM Growth Properties Operating Partnership LP:
4.5% 9/1/26	3,492,000	3,675,330
5.625% 5/1/24	1,000,000	1,100,000
5.75% 2/1/27 (a)	664,000	743,680
MGM Mirage, Inc.:
5.75% 6/15/25	3,231,000	3,606,604
6% 3/15/23	1,569,000	1,725,900
Twin River Worldwide Holdings, Inc. 6.75% 6/1/27 (a)	240,000	247,200
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
5.25% 5/15/27 (a)	2,038,000	2,124,615
5.5% 3/1/25 (a)	1,700,000	1,812,625
Wynn Macau Ltd.:
4.875% 10/1/24 (a)	1,973,000	2,002,595
5.5% 10/1/27 (a)	1,735,000	1,781,086
		24,418,218
Healthcare - 8.6%
Centene Corp. 4.25% 12/15/27 (a)(d)	485,000	498,944
Charles River Laboratories International, Inc.:
4.25% 5/1/28 (a)	150,000	151,125
5.5% 4/1/26 (a)	1,510,000	1,608,150
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25	1,865,000	1,939,600
HCA Holdings, Inc.:
5% 3/15/24	1,684,000	1,828,440
5.25% 6/15/26	5,226,000	5,839,345
Hologic, Inc.:
4.375% 10/15/25 (a)	905,000	932,150
4.625% 2/1/28 (a)	170,000	179,350
IMS Health, Inc.:
5% 10/15/26 (a)	751,000	788,550
5% 5/15/27 (a)	1,630,000	1,711,500
MPT Operating Partnership LP/MPT Finance Corp.:
5% 10/15/27	3,516,000	3,691,800
5.25% 8/1/26	2,594,000	2,756,670
Service Corp. International 5.125% 6/1/29	840,000	896,700
Teleflex, Inc.:
4.625% 11/15/27	581,000	614,408
4.875% 6/1/26	1,338,000	1,398,210
Tenet Healthcare Corp.:
4.625% 7/15/24	4,158,000	4,303,530
5.125% 5/1/25	1,731,000	1,778,603
Valeant Pharmaceuticals International, Inc. 7% 3/15/24 (a)	4,851,000	5,075,359
Wellcare Health Plans, Inc.:
5.25% 4/1/25	5,612,000	5,871,555
5.375% 8/15/26 (a)	1,774,000	1,889,310
		43,753,299
Homebuilders/Real Estate - 0.8%
Howard Hughes Corp. 5.375% 3/15/25 (a)	2,398,000	2,515,934
Starwood Property Trust, Inc. 4.75% 3/15/25	476,000	495,040
VICI Properties, Inc. 4.25% 12/1/26 (a)	900,000	918,000
		3,928,974
Hotels - 0.8%
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.:
4.625% 4/1/25	2,164,000	2,223,510
4.875% 4/1/27	426,000	451,560
Wyndham Hotels & Resorts, Inc. 5.375% 4/15/26 (a)	1,237,000	1,305,035
		3,980,105
Leisure - 0.4%
Mattel, Inc. 6.75% 12/31/25 (a)	1,850,000	1,937,875
Metals/Mining - 1.2%
Freeport-McMoRan, Inc.:
3.55% 3/1/22	1,639,000	1,647,195
3.875% 3/15/23	1,006,000	1,026,522
4.55% 11/14/24	447,000	469,779
Nufarm Australia Ltd. 5.75% 4/30/26 (a)	2,813,000	2,756,740
		5,900,236
Paper - 0.3%
Berry Global Escrow Corp. 4.875% 7/15/26 (a)	1,266,000	1,324,553
Restaurants - 0.8%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 4.25% 5/15/24 (a)	1,922,000	1,965,245
KFC Holding Co./Pizza Hut Holding LLC 5% 6/1/24 (a)	2,164,000	2,245,150
		4,210,395
Services - 2.4%
ADT Corp. 4.875% 7/15/32 (a)	1,122,000	976,140
Aramark Services, Inc. 4.75% 6/1/26	4,642,000	4,804,470
CDK Global, Inc.:
4.875% 6/1/27	516,000	540,567
5.25% 5/15/29 (a)	278,000	294,722
5.875% 6/15/26	2,178,000	2,327,738
Corrections Corp. of America:
4.125% 4/1/20	590,000	590,295
4.625% 5/1/23	679,000	662,874
5% 10/15/22	1,147,000	1,145,566
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (a)	575,000	603,930
		11,946,302
Super Retail - 0.2%
The William Carter Co. 5.625% 3/15/27 (a)	1,154,000	1,243,435
Technology - 5.8%
Entegris, Inc. 4.625% 2/10/26 (a)	2,164,000	2,236,429
Fair Isaac Corp. 5.25% 5/15/26 (a)	2,052,000	2,236,680
Gartner, Inc. 5.125% 4/1/25 (a)	386,000	404,702
Nortonlifelock, Inc.:
4.2% 9/15/20	371,000	374,617
5% 4/15/25 (a)	6,041,000	6,100,072
Nuance Communications, Inc. 5.625% 12/15/26	3,578,000	3,801,625
Open Text Corp. 5.875% 6/1/26 (a)	3,073,000	3,271,301
Qorvo, Inc. 5.5% 7/15/26	1,272,000	1,353,090
Sensata Technologies BV:
4.875% 10/15/23 (a)	2,049,000	2,171,940
5% 10/1/25 (a)	2,900,000	3,139,250
SoftBank Corp. 5.375% 7/30/22 (Reg. S)	1,407,000	1,456,245
TTM Technologies, Inc. 5.625% 10/1/25 (a)	3,030,000	3,090,600
		29,636,551
Telecommunications - 10.1%
Altice Financing SA 7.5% 5/15/26 (a)	2,121,000	2,256,108
C&W Senior Financing Designated Activity Co.:
6.875% 9/15/27 (a)	2,719,000	2,870,244
7.5% 10/15/26 (a)	3,805,000	4,085,619
Level 3 Financing, Inc.:
5.125% 5/1/23	1,000,000	1,007,500
5.25% 3/15/26	2,661,000	2,770,766
5.375% 1/15/24	721,000	732,716
5.375% 5/1/25	1,587,000	1,642,545
5.625% 2/1/23	5,049,000	5,067,934
Millicom International Cellular SA 6.625% 10/15/26 (a)	3,242,000	3,531,754
Neptune Finco Corp. 6.625% 10/15/25 (a)	6,169,000	6,563,199
Qwest Corp. 6.75% 12/1/21	638,000	684,134
Sable International Finance Ltd. 5.75% 9/7/27 (a)	2,645,000	2,773,944
SBA Communications Corp. 4.875% 9/1/24	1,443,000	1,496,045
SFR Group SA 7.375% 5/1/26 (a)	2,525,000	2,695,438
T-Mobile U.S.A., Inc.:
4.5% 2/1/26	974,000	999,568
5.125% 4/15/25	1,100,000	1,137,125
6% 4/15/24	1,046,000	1,082,176
Telecom Italia Capital SA:
6% 9/30/34	739,000	790,623
6.375% 11/15/33	418,000	462,935
Telecom Italia SpA 5.303% 5/30/24 (a)	5,102,000	5,486,028
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (a)	2,400,000	2,544,000
U.S. West Communications 7.25% 9/15/25	682,000	780,789
		51,461,190
Transportation Ex Air/Rail - 1.4%
Avolon Holdings Funding Ltd.:
5.125% 10/1/23 (a)	4,512,000	4,849,949
5.25% 5/15/24 (a)	721,000	783,439
5.5% 1/15/23 (a)	1,580,000	1,698,658
		7,332,046
Utilities - 3.8%
InterGen NV 7% 6/30/23 (a)	2,496,000	2,421,120
NRG Energy, Inc.:
5.25% 6/15/29 (a)	1,251,000	1,340,822
5.75% 1/15/28	559,000	603,720
6.625% 1/15/27	480,000	519,600
NRG Yield Operating LLC 5% 9/15/26	1,035,000	1,071,225
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (a)	4,526,879	4,911,664
The AES Corp.:
4.875% 5/15/23	282,000	286,935
6% 5/15/26	1,554,000	1,658,864
Vistra Operations Co. LLC:
5% 7/31/27 (a)	1,197,000	1,243,384
5.5% 9/1/26 (a)	5,052,000	5,317,230
		19,374,564

TOTAL NONCONVERTIBLE BONDS		453,649,148

TOTAL CORPORATE BONDS
(Cost $437,062,977)		456,363,000
	Shares	Value

Common Stocks - 0.0%
Broadcasting - 0.0%
DISH Network Corp. rights 12/9/19 (e)
(Cost $0)	2,125	1,445
	Principal Amount	Value

Preferred Securities - 4.7%
Banks & Thrifts - 3.5%
Bank of America Corp. 6.25% (b)(f)	10,647,000	11,869,471
Royal Bank of Scotland Group PLC 7.5% (b)(f)	1,179,000	1,208,475
Wells Fargo & Co. 5.9% (b)(f)	4,324,000	4,669,920

TOTAL BANKS & THRIFTS		17,747,866

Diversified Financial Services - 0.8%
AerCap Holdings NV 5.875% 10/10/79 (b)	3,990,000	4,239,215
Energy - 0.4%
MPLX LP 6.875% (b)(f)	1,901,000	1,905,753
TOTAL PREFERRED SECURITIES
(Cost $22,483,418)		23,892,834
	Shares	Value

Money Market Funds - 4.0%
Fidelity Cash Central Fund 1.61% (g)
(Cost $20,402,407)	20,400,265	20,404,345
TOTAL INVESTMENT IN SECURITIES - 98.7%
(Cost $479,948,802)		500,661,624
NET OTHER ASSETS (LIABILITIES) - 1.3%		6,482,647
NET ASSETS - 100%		$507,144,271

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $250,218,010 or 49.3% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Non-income producing

 (f) Security is perpetual in nature with no stated maturity date.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$122,121
Total	$122,121

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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